8. FIXED ASSETS (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Property and equipment
	Estimated	June 30, 2012
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$117,106	$87,039	$204,145
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(388,497)	(199,711)	$(588,208)
		$438,397	$33,437	$471,834